Variable Interest Entities	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities

22. Variable Interest Entities

Trade Receivables Securitization Arrangements

The Company is a party to arrangements involving securitization of its trade receivables. The arrangements required the establishment of certain special purpose entities namely Smurfit Kappa International Receivables DAC, Smurfit Kappa Receivables plc and Smurfit Kappa European Packaging DAC (a subsidiary of Smurfit Kappa Receivables plc). The sole purpose of the securitization entities is the raising of finance for the Company using the receivables generated by certain operating entities, as collateral. All entities are considered to be VIEs.

The Company is the primary beneficiary of Smurfit Kappa International Receivables DAC, Smurfit Kappa European Packaging DAC and Smurfit Kappa Receivables plc, through various financing arrangements and due to the fact that it is responsible for the entities’ most significant economic activities.

The carrying value of the restricted assets and limited recourse liability as of December 31, 2024 ($765 million and $5 million respectively) and as of December 31, 2023 ($819 million and $20 million respectively) approximates fair value due to the short-term nature of the securitized assets and the floating rates of the liabilities.

22. Variable Interest Entities (Continued)

Timber Note Receivable Securitization Arrangement

The Company is also a party to an arrangement involving securitization of its note receivable. Pursuant to the sale of forestlands in 2007, a special purpose entity (“SPE”) namely MeadWestvaco Timber Notes Holding, LLC (“MWV TN”) received an installment note receivable in the amount of $398 million (“Timber Note”). Using this installment note as collateral, the SPE received proceeds under secured financing agreements, which is recorded as a non-recourse liability.

Using the Timber Note as collateral, MWV TN received $338 million in proceeds under a secured financing agreement with a bank. Under the terms of the agreement, the liability from this transaction is non-recourse to the Company and is payable from the Timber Note proceeds upon its maturity in October 2027. As a result, the Timber Note is not available to satisfy any obligations of the Company. MWV TN can elect to prepay at any time the liability in whole or in part, however, given that the Timber Note is not prepayable, MWV TN expects to repay the liability at maturity from the Timber Note proceeds.

The Company is the primary beneficiary of MWV TN through various financing arrangements and due to the fact that it is responsible for the entity’s most significant economic activities. This entity is considered to be a VIE.

The carrying value of the restricted asset and non-recourse liability as of December 31, 2024 ($387 million and $333 million respectively) approximates fair value due to their floating rates. The fair values of the restricted assets and non-recourse liabilities are classified as level 2 within the fair value hierarchy.

Green Power Solutions

Green Power Solutions of Georgia, LLC (“GPS”) is a joint venture providing steam to the Company and electricity to a third party client. The Company owns a 48% interest in GPS and the majority of the debt issued through the entity SP Fiber Holdings Inc. (“SP Fiber”), a 100% owned subsidiary. Based on the commercial and financial relationships in force between SP Fiber and GPS, it has been determined that the SP Fiber has a controlling financial interest in and is the primary beneficiary of GPS. The vehicle holds unrestricted cash of $2 million as of December 31, 2024.

The carrying amounts of the assets and liabilities of VIEs reported within the Consolidated Balance Sheets are set out in the following table:

	December 31,
	2024	2023
Assets
Current assets:
Cash and cash equivalents	$2	$3
Accounts receivable	767	816
Non-current assets:
Property, plant and equipment, net	60	—
Other non-current assets	389	—
Total assets	$1,218	$819

Liabilities
Current liabilities:
Accounts payable	$6	$—
Current portion of debt	2	—
Other current liabilities	2	—
Non-current liabilities:
Non-current debt due after one year	8	20
Other non-current liabilities	335	—
Total liabilities	$353	$20